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PIONEER VARIABLE CONTRACTS TRUST

PIONEER EQUITY-INCOME VCT PORTFOLIO--CLASS II SHARES

                                                               SEMIANNUAL REPORT

                                                                   JUNE 30, 2001

                                                PIONEER VARIABLE CONTRACTS TRUST

TABLE OF CONTENTS

Pioneer Equity-Income VCT Portfolio
  Portfolio and Performance Update                                             2
  Portfolio Management Discussion                                              3
Schedule of Investments                                                        4
Financial Statements                                                           6
Notes to Financial Statements                                                 10

PIONEER EQUITY-INCOME VCT PORTFOLIO

PORTFOLIO AND PERFORMANCE UPDATE 6/30/01

PORTFOLIO DIVERSIFICATION
(As a percentage of total investment portfolio)

                                    [CHART]

U.S. Common Stocks                    93.8%
Short-Term Cash Equivalents            4.3%
U.S. Convertible Securities            1.9%

SECTOR DISTRIBUTION
(As a percentage of equity holdings)

                                    [CHART]

Utilities                             20%
Financials                            19%
Communication Services                12%
Energy                                11%
Health Care                           11%
Consumer Staples                       7%
Consumer Cyclicals                     6%
Technology                             5%
Capital Goods                          5%
Other                                  4%

FIVE LARGEST HOLDINGS
(As a percentage of equity holdings)
1. Exxon Mobil Corp.                                                       3.97%
2. SBC Communications, Inc.                                                3.72
3. Verizon Communications, Inc.                                            3.45
4. Constellation Energy Group                                              3.37
5. Chevron Corporation                                                     3.16

PRICES AND DISTRIBUTIONS--CLASS II SHARES

                                                       6/30/01        12/31/00
Net Asset Value per Share                              $19.25          $21.37

DISTRIBUTIONS PER SHARE              INCOME         SHORT-TERM      LONG-TERM
(12/31/00 - 6/30/01)                 DIVIDENDS      CAPITAL GAIN    CAPITAL GAIN
                                     $0.180         $         --    $1.064

PERFORMANCE OF A $10,000 INVESTMENT--CLASS II SHARES

The following chart shows the value of an investment made in PIONEER EQUITY-INCOME VCT PORTFOLIO at net asset value, compared to the growth of Standard & Poor's (S&P) 500 Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

                                    [CHART]

                                                       PIONEER EQUITY-INCOME VCT
                                          PORTFOLIO*               S&P 500 INDEX
 9/14/1999                                  $10,000                     $10,000
                                             $9,643                      $9,599
                                            $10,132                     $10,199
                                             $9,906                     $10,394
12/31/1999                                   $9,835                     $11,026
                                             $9,486                     $10,465
                                             $8,730                     $10,254
                                             $9,431                     $11,277
                                             $9,649                     $10,929
                                             $9,972                     $10,690
 6/30/2000                                   $9,796                     $10,976
                                             $9,806                     $10,797
                                            $10,155                     $11,453
                                            $10,516                     $10,871
                                            $10,941                     $10,817
                                            $10,873                      $9,951
12/31/2000                                  $11,260                     $10,021
                                            $11,049                     $10,368
                                            $10,707                      $9,411
                                            $10,466                      $8,835
                                            $10,974                      $9,514
                                            $11,133                      $9,563
 6/30/2001                                  $10,802                      $9,352

The S&P 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter markets. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

[SIDENOTE]

AVERAGE ANNUAL
TOTAL RETURNS
(As of June 30, 2001)

NET ASSET VALUE*

Life-of-Portfolio                                                          4.38%
(9/14/99)
1 Year                                                                    10.27%

All total returns shown assume reinvestment of distributions at net asset value.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. See the pages that comprise the inside cover of this report for performance net of any contract fees, expenses or sales charges.

PORTFOLIO MANAGEMENT DISCUSSION 6/30/01

In the following discussion, John Carey gives an overview of the market environment and Pioneer Equity-Income VCT Portfolio's performance over the past six months.

Q: WHAT WERE THE RESULTS FOR CLASS II SHARES OF PIONEER EQUITY-INCOME VCT PORTFOLIO FOR THE LAST SIX MONTHS, AND WHAT CONTRIBUTED TO THE RESULTS?

A: The six months ended June 30, 2001, were quite difficult ones in the stock market. Class II shares of Pioneer Equity-Income VCT Portfolio ended the period with a -4.07% return at net asset value. By comparison the unmanaged Standard & Poor's 500 Index showed a 6.68% decline. While we were disappointed that the Portfolio showed a loss, we were pleased that its results held up better than the market as a whole as measured by the S&P.

Q:    WHAT CONTRIBUTED TO THE PORTFOLIO'S OUTPERFORMANCE OF THE S&P 500 Index?

A: The major reasons for the Portfolio's performance relative to the S&P 500 were our significant portfolio underweighting throughout the period in the troubled technology sector and the generally conservative valuations of stocks in the portfolio. Otherwise a number of stocks stood out on the plus side, in a variety of industries. GORMAN-RUPP, a manufacturer of pumps, JOHNSON CONTROLS, a maker of automobile seats, and Old Kent Financial, the recipient of a generous tender offer from FIFTH THIRD BANCORP all did well during the period. For us, the period demonstrated the importance of diversification, emphasis on high quality at reasonable valuations and patience.

Q: WERE THERE SOME STOCKS THAT LAGGED THE REST OF THE PORTFOLIO, AND WHAT IS YOUR VIEW ON THOSE STOCKS GOING FORWARD?

A: The communication services and health care sectors were both spotty. For Pioneer Equity-Income VCT Portfolio, the major investments in communications services are the "Baby Bells," the successors to the original seven telephone companies spun out from the old AT&T at the beginning of 1984. Today only Bell South remains within its shell, that is, the business territory it had at the start. VERIZON, by contrast, represents the combination of investments our Portfolio made in Bell Atlantic, NYNEX, and the non-AT&T company GTE, all of which have merged in recent years. Similarly, SBC includes the original Bell operating companies Southwestern Bell, Ameritech, and Pacific Telesis. Former holding US West was acquired by Qwest, and because of a dramatic reduction in the dividend payment by the new controlling entity we decided to part company with it after the merger was completed last summer. We also have some shares in SPRINT and ALLTEL. We have avoided the debacles of the start-up telecommunications companies.

      With regard to health care, our positioning is similarly conservative, at least by our lights. We emphasized large pharmaceutical companies and generally kept away from volatile biotechnology, hospital-management, managed-care, and medical-products companies. Over the life of the Portfolio, some of our very best stock-price performance has come from pharmaceutical investments. The recent underperformance resulted, we think, from some specific concerns with regard to some of the companies, sector rotation in the market as shorter-term investors moved into other sectors and profit taking after the very good relative performance of pharmaceuticals in calendar year 2000. We continue to see great potential for the pharmaceutical stocks we own over the next several years. Indeed we took advantage of the weakness in the group to add one stock, ELI LILLY.

Q:    WHAT LIES AHEAD FOR THE MARKET?

A: Like everyone we watch the economic numbers. Clearly they show that things have slowed down and that investors are not altogether unjustified in thinking significant risks exist. Inventories are still out of line in some areas, and excess capacity in some industries surely exists. But is there anything really out of the ordinary about any of this? Are people correct in maintaining that "this time is different" (that is, much worse than normal), even when they were not at all correct before the slowdown in maintaining that "this time is different" (that is, much better than ever, a new paradigm)? No, we think they are just as wrong now. The business cycle can be rough. We are going through one of the periods of adjustment that we need to go through from time to time if excesses are not to become even more excessive and wrong turns by companies are not to end in total corporate destruction.

      Already, though, there are glimmers of light, we think, between the more distant trees in these woods in which we still find ourselves. Some companies are actually beginning to show results a bit better than expected. In any case, we intend to do what we always aim to do, which is to watch our investments closely, to make changes we believe indicated by their relative, long-term prospects, and otherwise sit patiently and wait. Thank you very much for your continued interest in the Portfolio.

SCHEDULE OF INVESTMENTS 6/30/01 (UNAUDITED)

                                                                           VALUE
            CONVERTIBLE PREFERRED STOCKS - 1.9%
            CONSUMER STAPLES - 0.8%
            BROADCASTING (CABLE/TELEVISION/RADIO) - 0.8%
    27,000  Cox Communication Income Pride,
            7.0%, 8/16/02                                          $   1,566,000
                                                                   -------------
            TOTAL CONSUMER STAPLES                                 $   1,566,000
                                                                   -------------

            TRANSPORTATION - 1.1%
            RAILROADS - 1.1%
    15,300  Union Pacific Cap Trust, 6.25%, 4/1/28                 $     724,287
    27,000  Union Pacific Cap Trust, 6.25%, 4/1/28
            (144A)                                                     1,278,153
                                                                   -------------
                                                                   $   2,002,440
                                                                   -------------
            TOTAL TRANSPORTATION                                   $   2,002,440
                                                                   -------------
            TOTAL CONVERTIBLE PREFERRED STOCKS
            (Cost $3,262,350)                                      $   3,568,440
                                                                   -------------

            COMMON STOCKS - 93.8%
            BASIC MATERIALS - 1.2%
            CHEMICALS - 0.7%
    26,441  E.I. du Pont de Nemours and Co.                        $   1,275,514
                                                                   -------------
            IRON & STEEL - 0.1%
    15,450  Roanoke Electric Steel Corp.                           $     269,757
                                                                   -------------
            PAPER & FOREST PRODUCTS - 0.4%
    25,000  Mead Corp.                                             $     678,500
                                                                   -------------
            TOTAL BASIC MATERIALS                                  $   2,223,771
                                                                   -------------

            CAPITAL GOODS - 4.8%
            AEROSPACE/DEFENSE - 0.3%
     8,500  General Dynamics Corp.                                 $     661,385
                                                                   -------------
            MACHINERY (DIVERSIFIED) - 0.7%
     7,000  Gorman-Rupp Co.                                        $     168,700
    12,000  Ingersoll-Rand Co.                                           494,400
    35,000  The Timken Co.                                               592,900
                                                                   -------------
                                                                   $   1,256,000
                                                                   -------------
            MANUFACTURING (DIVERSIFIED) - 1.4%
    10,000  Illinois Tool Works, Inc.                              $     633,000
    26,000  Johnson Controls, Inc.                                     1,884,220
                                                                   -------------
                                                                   $   2,517,220
                                                                   -------------
            MANUFACTURING (SPECIALIZED) - 0.4%
    21,400  Diebold, Inc.                                          $     688,010
                                                                   -------------
            TRUCKS & PARTS - 2.0%
    70,500  Paccar, Inc.                                           $   3,625,110
                                                                   -------------
            TOTAL CAPITAL GOODS                                    $   8,747,725
                                                                   -------------

            COMMUNICATION - 11.7%
            TELECOMMUNICATIONS (LONG DISTANCE) - 1.9%
   158,000  Sprint Corp.                                           $   3,374,880
                                                                   -------------
            TELEPHONE - 9.8%
    31,944  Alltel Corp.                                           $   1,956,889
    92,400  BellSouth Corp.                                            3,720,948
   159,331  SBC Communications, Inc.                                   6,382,800
   110,770  Verizon Communications, Inc.                               5,926,195
                                                                   -------------
                                                                   $  17,986,832
                                                                   -------------
            TOTAL COMMUNICATION                                    $  21,361,712
                                                                   -------------

            CONSUMER CYCLICALS - 6.1%
            AUTOMOBILES - 3.2%
   181,460  Ford Motor Corp.                                       $   4,454,843
    22,000  General Motors Corp.                                       1,415,700
                                                                   -------------
                                                                   $   5,870,543
                                                                   -------------
            PUBLISHING - 1.3%
    35,900  McGraw-Hill Co., Inc.                                  $   2,374,785
                                                                   -------------
            PUBLISHING (NEWSPAPERS) - 0.4%
    17,000  Tribune Co.                                            $     680,170
                                                                   -------------
            RETAIL (DEPT STORES) - 0.6%
    12,000  Harcourt General, Inc.                                 $     698,280
    10,825  May Department Stores Co.                                    370,865
                                                                   -------------
                                                                   $   1,069,145
                                                                   -------------
            SERVICES (ADVERTISING/MARKETING) - 0.6%
    38,200  The Interpublic Group of Companies, Inc.              $   1,121,170
                                                                   -------------
            TOTAL CONSUMER CYCLICALS                               $  11,115,813
                                                                   -------------

            CONSUMER STAPLES - 6.5%
            BEVERAGES (NON-ALCOHOLIC) - 0.7%
    26,800  PepsiCo, Inc.                                          $   1,184,560
                                                                   -------------
            ENTERTAINMENT - 1.4%
   114,200  Cedar Fair, L.P.                                       $   2,599,192
                                                                   -------------
            FOODS - 3.2%
    42,800  Campbell Soup Co.                                      $   1,102,100
    25,000  General Mills, Inc.                                        1,094,500
    62,100  H.J. Heinz Co.                                             2,539,269
    10,000  The Quaker Oats Co.                                          912,500
     8,000  Sara Lee Corp.                                               151,520
                                                                   -------------
                                                                   $   5,799,889
                                                                   -------------
            HOUSEHOLD PRODUCTS (NON-DURABLES) - 1.2%
    38,000  Colgate-Palmolive Co.                                  $   2,241,620
                                                                   -------------
            TOTAL CONSUMER STAPLES                                 $  11,825,261
                                                                   -------------

            ENERGY - 10.4%
            OIL (DOMESTIC INTEGRATED) - 0.9%
    55,919  Conoco Inc. Class B                                    $   1,616,059
                                                                   -------------
            OIL (INTERNATIONAL INTEGRATED) - 9.5%
    60,000  Chevron Corp.                                          $   5,430,000
    77,983  Exxon Mobil Corp.                                          6,811,815
    77,500  Texaco, Inc.                                               5,161,500
                                                                   -------------
                                                                   $  17,403,315
                                                                   -------------
            TOTAL ENERGY                                           $  19,019,374
                                                                   -------------

   The accompanying notes are an integral part of these financial statements.

                                                                           VALUE
            FINANCIALS - 18.5%
            BANKS (MAJOR REGIONAL) - 8.1%
    68,249  Fifth Third Bancorp                                    $   4,098,352
    84,400  Mellon Bank Corp.                                          3,882,400
    84,500  National City Corp.                                        2,600,910
    70,800  SouthTrust Corp.                                           1,840,800
    49,913  Wells Fargo Co.                                            2,317,461
                                                                   -------------
                                                                   $  14,739,923
                                                                   -------------
            BANKS (REGIONAL) - 1.1%
    58,700  First Tennessee National Corp.                         $   2,037,477
                                                                   -------------
            INSURANCE (MULTI-LINE) - 0.5%
    10,831  American International Group, Inc.                     $     931,466
                                                                   -------------
            INSURANCE (PROPERTY-CASUALTY) - 3.6%
    39,000  Chubb Corp.                                            $   3,019,770
    35,000  Safeco Corp.                                               1,032,500
    51,200  St. Paul Companies, Inc.                                   2,595,328
                                                                   -------------
                                                                   $   6,647,598
                                                                   -------------
            INVESTMENT BANK/BROKERAGE - 1.0%
    40,500  Edwards (A.G.), Inc.                                   $   1,822,500
                                                                   -------------
            INVESTMENT MANAGEMENT - 4.2%
    81,200  Alliance Capital Management L.P.                       $   4,308,472
    16,000  Eaton Vance Corp.                                            556,800
    75,000  T. Rowe Price Associates, Inc.                             2,804,250
                                                                   -------------
                                                                   $   7,669,522
                                                                   -------------
            TOTAL FINANCIALS                                       $  33,848,486
                                                                   -------------
            HEALTH CARE - 10.1%
            HEALTH CARE (DIVERSIFIED) - 4.6%
    77,300  Abbott Laboratories                                    $   3,711,173
    45,800  Bristol-Myers Squibb Co.                                   2,395,340
    47,000  Johnson & Johnson                                          2,350,000
                                                                   -------------
                                                                   $   8,456,513
                                                                   -------------
            HEALTH CARE (DRUGS/MAJOR PHARMACEUTICALS) - 4.8%
    12,000  Eli Lilly & Co.                                        $     888,000
    41,900  Merck & Co., Inc.                                          2,677,829
   143,400  Schering-Plough Corp.                                      5,196,816
                                                                   -------------
                                                                   $   8,762,645
                                                                   -------------
            HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) - 0.7%
    37,000  Becton, Dickinson & Co.                                $   1,324,230
                                                                   -------------
            TOTAL HEALTH CARE                                      $  18,543,388
                                                                   -------------
            TECHNOLOGY - 4.5%
            COMPUTER (HARDWARE) - 2.8%
    86,200  Hewlett-Packard Co.                                    $   2,465,320
    23,500  IBM Corp.                                                  2,655,500
                                                                   -------------
                                                                   $   5,120,820
                                                                   -------------
            ELECTRONICS (SEMICONDUCTORS) - 0.7%
    20,000  Intel Corp.                                            $     585,000
    25,000  Texas Instruments, Inc.                                      787,500
                                                                   -------------
                                                                   $   1,372,500
                                                                   -------------
            PHOTOGRAPHY/IMAGING - 1.0%
    39,100  Eastman Kodak Co.                                      $   1,825,188
                                                                   -------------
            TOTAL TECHNOLOGY                                       $   8,318,508
                                                                   -------------
            TRANSPORTATION - 1.2%
            AIRLINES - 0.3%
    13,000  Delta Air Lines, Inc.                                  $     573,040
                                                                   -------------
            RAILROADS - 0.9%
    25,700  Burlington Northern, Inc.                              $     775,369
    41,200  Norfolk Southern Corp.                                       852,840
                                                                   -------------
                                                                   $   1,628,209
                                                                   -------------
            TOTAL TRANSPORTATION                                   $   2,201,249
                                                                   -------------
            UTILITIES - 18.8%
            ELECTRIC COMPANIES - 11.8%
    53,000  American Electric Power Co., Inc.                      $   2,447,010
    73,000  Allegheny Energy, Inc.                                     3,522,250
   136,000  Constellation Energy Group                                 5,793,600
    80,300  DPL, Inc.                                                  2,325,488
   100,000  Duke Energy Corp.                                          3,901,000
    62,000  Kansas City Power & Light Co.                              1,522,100
    50,000  NSTAR                                                      2,128,000
                                                                   -------------
                                                                   $  21,639,448
                                                                   -------------
            NATURAL GAS - 6.1%
    14,000  Buckeye Partners, L.P.                                 $     483,280
    99,600  KeySpan Energy Corp.                                       3,633,408
    18,475  Kinder Morgan Energy Partners L.P.                         1,270,341
    15,000  Lakehead Pipe Line Partners, L.P.
            (Preferred Units)                                            678,750
    49,200  NICOR, Inc.                                                1,917,816
   100,600  Questar Corp.                                              2,490,856
    33,200  Vectren Corp.                                                687,240
                                                                   -------------
                                                                   $  11,161,691
                                                                   -------------
            POWER PRODUCERS (INDEPENDENT) - 0.3%
    25,000  Consol Energy Inc.                                     $     632,500
                                                                   -------------
            WATER UTILITIES - 0.6%
    32,000  American Water Works Co., Inc.                         $   1,055,040
                                                                   -------------
            TOTAL UTILITIES                                        $  34,488,679
                                                                   -------------
            TOTAL COMMON STOCKS
            (Cost $137,586,435)                                    $ 171,693,966
                                                                   -------------
            TOTAL INVESTMENTS IN SECURITIES
              (Cost $140,848,785)                                  $  75,262,406

PRINCIPAL
AMOUNT
            TEMPORARY CASH INVESTMENT - 4.3%
            COMMERCIAL PAPER - 4.3%
$7,796,000  Travelers Corp., 4.12%, 7/2/01                         $   7,796,000
                                                                   -------------
            TOTAL TEMPORARY CASH INVESTMENT
            (Cost $7,796,000)                                      $   7,796,000
                                                                   -------------
            TOTAL INVESTMENT IN SECURITIES
            AND TEMPORARY CASH INVESTMENT
            (Cost $148,644,785)                                    $ 183,058,406
                                                                   =============

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2001, the value of these securities amounted to $1,278,153 or 0.7% of total net assets.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS 6/30/01

                                                        SIX MONTHS
                                                           ENDED            YEAR
                                                          6/30/01           ENDED
CLASS II                                                (UNAUDITED)       12/31/00
Net asset value, beginning of period                    $    21.37       $    20.82
                                                        ----------       ----------
Increase (decrease) from investment operations:
   Net investment gain (loss)                           $     0.18       $     0.29
   Net realized and unrealized income on investments         (1.06)            2.45
                                                        ----------       ----------
   Net increase (decrease) from investment operations   $    (0.88)         $  2.74
Distributions to shareowners:
   Net investment income                                     (0.18)           (0.45)
   Net realized gain                                         (1.06)           (1.79)
                                                        ----------       ----------
Net increase (decrease) in net asset value              $    (2.12)         $  0.55
                                                        ----------       ----------
Net asset value, end of period                          $    19.25       $    21.37
                                                        ----------       ----------
Total return*                                                (4.07)%          14.49%
Ratio of net expenses to average net assets+                  1.01%**          0.96%
Ratio of net investment income to average net assets+         1.73%**          1.99%
Portfolio turnover rate                                          8%**            13%
Net assets, end of period (in thousands)                $   14,018       $    8,456
Ratios assuming no waiver of management fees and
   assumption of expenses by
   PIM and no reduction for fees paid indirectly:
   Net expenses                                               1.01%**          0.96%
   Net investment income                                      1.73%**          1.99%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions and the complete redemption of the investment at net asset value at the end of each period.
**    Annualized.
+     Ratio assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

BALANCE SHEET 6/30/01 (UNAUDITED)

ASSETS:
  Investment in securities, at value (cost $140,848,785)          $ 175,262,406
  Temporary cash investments (at amortized cost)                      7,796,000
  Receivables -
   Fund shares sold                                                     108,713
   Dividends, interest and foreign taxes withheld                       237,794
  Other                                                                     765
                                                                  -------------
      Total assets                                                $ 183,405,678
                                                                  -------------

LIABILITIES:
  Payables -
   Investment securities purchased                                $      28,131
  Due to bank                                                             3,965
  Due to affiliates                                                     111,687
  Accrued expenses                                                       23,429
                                                                  -------------
      Total liabilities                                           $     167,212
                                                                  -------------

NET ASSETS:
  Paid-in capital                                                 $ 152,867,140
  Accumulated undistributed net investment income                       949,633
  Accumulated net realized loss                                      (4,991,928)
  Net unrealized gain on investments                                 34,413,621
      Total net assets                                            $ 183,238,466
                                                                  -------------

NET ASSET VALUE PER SHARE:
  CLASS I:
  (Unlimited number of shares authorized)
   Net assets                                                     $ 169,220,558
   Shares outstanding                                                 8,831,365
   Net asset value per share                                      $       19.16
                                                                  =============
  CLASS II:
  (Unlimited number of shares authorized)
   Net assets                                                     $  14,017,908
   Shares outstanding                                                   728,369
   Net asset value per share                                      $       19.25
                                                                  =============

   The accompanying notes are an integral part of these financial statements.

STATEMENTS OPERATIONS (UNAUDITED)

                                                                SIX MONTHS ENDED
                                                                     6/30/01
INVESTMENT INCOME:
  Dividends                                                       $ 2,449,012
  Interest                                                             87,730
                                                                  -----------
      Total investment income                                     $ 2,536,742

EXPENSES:
  Management fees                                                 $   589,000
  Transfer agent fees                                                     144
  Distribution fees (Class II)                                         15,634
  Administrative fees                                                  25,272
  Custodian fees                                                       26,331
  Professional fees                                                     8,402
  Printing                                                              2,353
  Fees and expenses of nonaffiliated trustees                           4,402
  Miscellaneous                                                         5,121
                                                                  -----------
     Total expenses                                               $   676,659
                                                                  -----------
        Net investment income                                     $ 1,860,083
                                                                  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
  Net realized loss from investments                              $(4,728,490)
  Change in net unrealized gain from investments                   (4,756,204)
                                                                  -----------
  Net loss on investments                                         $(9,484,694)
  Net decrease in net assets resulting
   from operations                                                $(7,624,611)
                                                                  ===========

   The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                   SIX MONTHS
                                                      ENDED
                                                     6/30/01         YEAR ENDED
                                                   (UNAUDITED)        12/31/00
FROM OPERATIONS:
Net investment income                            $   1,860,083    $   4,509,740
Net realized gain (loss) on investments             (4,728,490)       9,709,950
Change in net unrealized gain or loss
     on investments                                 (4,756,204)       9,311,714
                                                 -------------    -------------
     Net increase (decrease) in net assets
      resulting from operations                  $  (7,624,611)   $  23,531,404
                                                 -------------    -------------

DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
   Class I                                       $  (1,662,575)   $  (4,384,763)
   Class II                                           (107,830)         (89,833)
Net realized gain
   Class I                                          (8,849,467)     (15,066,697)
   Class II                                           (722,539)        (187,560)
                                                 -------------    -------------
     Total distributions to shareowners          $ (11,342,411)   $ (19,728,853)
                                                 -------------    -------------

FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                 $  12,118,415    $  11,927,576
Reinvestment of distributions                       11,342,406       19,728,856
Cost of shares repurchased                         (11,631,456)     (71,639,851)
                                                 -------------    -------------
     Net decrease in net assets
        resulting from fund share transactions   $  11,829,365    $ (39,983,419
                                                 =============    =============
     Net increase (decrease) in net assets       $  (7,137,657)   $ (36,180,868)

NET ASSETS:
Beginning of period                                190,376,123      226,556,991
                                                 =============    =============
End of period                                    $ 183,238,466    $ 190,376,123
                                                 =============    =============
Accumulated net investment income loss,
   end of period                                 $     949,633    $     859,955
                                                 =============    =============

   The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS 6/30/01 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

DIVERSIFIED PORTFOLIOS:

      Pioneer Emerging Markets VCT Portfolio
        (Emerging Markets Portfolio)
      Pioneer Global Financials VCT Portfolio
        (Global Financials Portfolio)
      Pioneer Europe VCT Portfolio (Europe Portfolio)
      Pioneer International Value VCT Portfolio
        (International Value Portfolio)
      Pioneer Small Company VCT Portfolio
        (Small Company Portfolio)
      Pioneer Mid-Cap Value VCT Portfolio
        (Mid-Cap Value Portfolio)
      Pioneer Growth Shares VCT Portfolio
        (Growth Shares Portfolio)
      Pioneer Fund VCT Portfolio (Fund Portfolio)
      Pioneer Equity-Income VCT Portfolio
        (Equity-Income Portfolio)
      Pioneer Balanced VCT Portfolio (Balanced Portfolio)
      Pioneer Strategic Income VCT Portfolio
        (Strategic Income Portfolio)
      Pioneer Swiss Franc Bond VCT Portfolio
        (Swiss Franc Bond Portfolio)
      Pioneer America Income VCT Portfolio
        (America Income Portfolio)
      Pioneer Money Market VCT Portfolio
        (Money Market Portfolio)

NON-DIVERSIFIED PORTFOLIOS:

      Pioneer Global Health Care VCT Portfolio
        (Global Health Care Portfolio)
      Pioneer Global Telecoms VCT Portfolio
        (Global Telecoms Portfolio)
      Pioneer Europe Select VCT Portfolio
        (Europe Select Portfolio)
      Pioneer Science & Technology VCT Portfolio
        (Science & Technology Portfolio)
      Pioneer Real Estate Growth VCT Portfolio
        (Real Estate Growth Portfolio
      Pioneer High Yield VCT Portfolio (High Yield Portfolio)

Portfolio shares may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

The investment objective of Equity-Income Portfolio is to seek current income as well as long term capital growth.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A.    SECURITY VALUATION

      Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The value of such securities used in computing the net asset value of the Portfolio's shares are determined as of such times.

      Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees.

      Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. All discounts/premiums are accreted/amortized for financial reporting purposes. Temporary cash investments are valued at amortized cost.

      Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.    FOREIGN CURRENCY TRANSLATION

      The books and records of the Portfolios are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

      Net realized gains and losses on foreign currency transactions represent the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.    FORWARD FOREIGN CURRENCY CONTRACTS

      Certain Portfolios are authorized to enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolios' financial statements. The Portfolios record realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

D.    TAXES

      It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

      In addition to the requirements of the Internal Revenue Code, the Portfolios may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the six months ended June 30, 2001, the Portfolio paid no such taxes.

      In determining the daily net asset value, the Portfolios estimate the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. The estimated reserve for repatriation of foreign currencies is based on principal balances and/or unrealized appreciation of applicable securities, the holding period of such investments and the related tax rates and other such factors. As of June 30, 2001, the Portfolios had no reserves related to capital gains taxes or taxes on the repatriation of foreign currencies. Effective May 2, 2001, the Malaysian government eliminated its tax on the repatriation of foreign currencies.

      The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

      In order to comply with federal income tax regulations, Equity-Income Portfolio has designated $9,719,775 as a capital gain dividend for the purposes of the dividend paid deductions.

E.    PORTFOLIO SHARES

      The Portfolios record sales and repurchases of their portfolio shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a majority owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano), $645,588 in commissions on the sale of Trust shares for the six months ended June 30, 2001. Dividends and distributions to shareowners are recorded on the ex-dividend date.

F.    REPURCHASE AGREEMENTS

      With respect to repurchase agreements entered into by the Portfolios, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. MANAGEMENT AGREEMENT

PIM manages the Portfolio, and is a majority owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2001, 107,262 was payable to PIM related to management fees, administrative fees and certain other services.

3. TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc., a majority owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates.

4. DISTRIBUTION PLANS

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $4,425 in distribution fees payable to PFD at June 30, 2001.

5. EXPENSE OFFSETS

The Trust has entered into certain expense offset arrangements resulting in a reduction in the Portfolios' total expenses. For the six months ended June 30, 2001, the Portfolio's expenses were not reduced under such arrangements.

6. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At June 30, 2001, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

                                           GROSS        GROSS           NET
PORTFOLIO                  TAX COST    APPRECIATION  DEPRECIATION   APPRECIATION
--------------------------------------------------------------------------------
Equity-Income Portfolio   148,644,785   40,153,453    (5,739,832)    34,413,621

7. PORTFOLIO TRANSACTIONS

The cost of purchases and the proceeds from sales of investments other than temporary cash investments for the six months ended June 30, 2001, were $7,163,396 and $9,644,652, respectively.

8. CAPITAL SHARES

At June 30, 2001, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                 '01 SHARES      '01 AMOUNT
                                 (UNAUDITED)     (UNAUDITED)      '00 SHARES     '00 AMOUNT
--------------------------------------------------------------------------------------------
EQUITY-INCOME PORTFOLIO
CLASS I:
Shares sold                          237,333    $  4,846,525         201,887    $  4,035,740
Reinvestment of distributions        549,173      10,512,041       1,013,981      19,451,459
Shares repurchased                  (505,149)    (10,298,848)     (3,593,530)    (71,244,782)
                                ------------------------------------------------------------
  Net increase (decrease)            281,357    $  5,059,718      (2,377,662)   $(47,757,583)
                                ============================================================
CLASS II:
Shares sold                          353,807    $  7,271,840         392,360    $  7,891,836
Reinvestment of distributions         43,178         830,365          14,230         277,397
Shares repurchased                   (64,325)     (1,332,608)        (19,428)       (395,069)
                                ------------------------------------------------------------
  Net increase                       332,660    $  6,769,647         387,162    $  7,774,164
                                ============================================================

[LOGO] PIONEER
INVESTMENTS(R)

PIONEER VARIABLE CONTRACTS TRUST

OFFICERS

JOHN F. COGAN, JR., PRESIDENT
DAVID D. TRIPPLE, EXECUTIVE VICE PRESIDENT
VINCENT NAVE, TREASURER
JOSEPH P. BARRI, SECRETARY

TRUSTEES

JOHN F. COGAN, JR., CHAIRMAN
RICHARD H. EGDAHL, M.D.
MARGUERITE A. PIRET
DAVID D. TRIPPLE
STEPHEN K. WEST
MARY K. BUSH
MARGARET B.W. GRAHAM
STEPHEN K. WEST
JOHN WINTHROP

INVESTMENT ADVISER

PIONEER INVESTMENT MANAGEMENT, INC.

CUSTODIAN

BROWN BROTHERS HARRIMAN & Co.

LEGAL COUNSEL

HALE AND DORR LLP

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.